SEGMENT INFORMATION - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 55,816	$ 58,576
Thailand
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	35,938	36,252
Singapore
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	4,371	5,002
China, Hong Kong, and Taiwan
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	8,546	10,132
Australia
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	6,894	7,058
Other
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 67	$ 132